Basis of Presentation and Significant Accounting Policies (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2026 USD ($) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Basis of Presentation and Significant Accounting Policies
Number of reportable segment | segment	2	2
Revenue recognized which was included in unearned revenue	$ 76	$ 73
Remaining performance obligations	87	78
Cash and cash equivalents	$ 351	38	$ 27
Restricted cash		$ 0	0
Estimated useful life		15 years
Gross capitalized technology costs		$ 40	24
Accumulated amortization of capitalized technology costs		$ 11	5
Lessee, Operating Lease, Existence of Option to Extend [true false]		true
Renewal term		10 years
Number of reporting units with goodwill that are evaluated for impairment | segment		3
Impairment of goodwill		$ 0	0	$ 0
Advertising costs		$ 176	$ 152	$ 134
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Basis of Presentation and Significant Accounting Policies
Remaining performance obligations , period		12 months
Leasehold improvements
Basis of Presentation and Significant Accounting Policies
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]		us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Minimum
Basis of Presentation and Significant Accounting Policies
Remaining lease term		1 year
Minimum | Buildings and improvements
Basis of Presentation and Significant Accounting Policies
Useful life of property and equipment		15 years
Minimum | Equipment and furniture
Basis of Presentation and Significant Accounting Policies
Useful life of property and equipment		2 years
Maximum
Basis of Presentation and Significant Accounting Policies
Remaining lease term		12 years
Renewal term		10 years
Maximum | Buildings and improvements
Basis of Presentation and Significant Accounting Policies
Useful life of property and equipment		40 years
Maximum | Equipment and furniture
Basis of Presentation and Significant Accounting Policies
Useful life of property and equipment		10 years
Capitalized technology | Minimum
Basis of Presentation and Significant Accounting Policies
Estimated useful life		3 years
Capitalized technology | Maximum
Basis of Presentation and Significant Accounting Policies
Estimated useful life		7 years